RELATED PARTIES BALANCES AND TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2025	Jan. 31, 2024
Related Party Transactions [Abstract]
Management compensation expense	$ 56,400	$ 60,000	$ 112,800	$ 120,000